Other Income	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Income [Abstract]
Other Income
8	Other Income

Rent- waiver (Note 22)	Nil	6,126,800
Miscellaneous	180,345	110,820
	180,345	6,237,620

8	Other Income

Rent- waiver (Note 22)	6,126,800	Nil
Write back of accrued interest not settled	Nil	754,929
Miscellaneous	110,820	73,403
	6,237,620	828,332

8	Other Income

Written back of accrued interest	754,929	Nil
Miscellaneous	73,403	4,188
	828,332	4,188

8	Other Income

Miscellaneous income	4,188	8,554
	4,188	8,554

10	Other Income

Miscellaneous income	8,554	Nil
	8,554	Nil